Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
SSGA Growth ETF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SSGA Growth ETF Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	SSGA Funds Management, Inc. (“SSGA FM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in investment companies known as exchange-traded funds (the “Underlying ETFs”). The Portfolio allocates its assets among various asset classes. SSGA FM establishes specific investment percentages for the asset classes and then selects the Underlying ETFs in which the Portfolio invests.

The Portfolio invests a significant portion of its assets in Underlying ETFs that invest primarily in the U.S. and international equity markets with moderate allocations to Underlying ETFs that invest primarily in fixed income securities considered to reduce portfolio volatility in difficult market environments.

In an effort to achieve its investment objectives and reduce portfolio volatility over an intermediate-term cycle, equity investments are allocated across a range of asset classes, which can include, but are not limited to: large, mid and small cap, real estate investment trust (“REIT”), and foreign developed and emerging markets. Allocations to fixed income asset classes may include inflation protected government (both U.S. Treasury Inflation Protected Securities (“TIPS”) and equivalent foreign securities), and investment grade corporate and high-yield.

In addition, the Portfolio may invest in other asset classes (e.g., commodities) through exchange traded investment vehicles.

The following chart describes the strategic target allocations, as of May 1, 2015, among the range of equities, fixed income and cash/money market securities for the Portfolio. You should note that these percentages may not directly correspond to investment in the Underlying ETFs because each Underlying ETF may contain various subsets of an asset class (e.g., large cap and mid cap equity securities), and the percentages are subject to review and modification by SSGA FM.

In addition to investing in Underlying ETFs, the Portfolio may invest in other exchange traded vehicles such as exchange traded notes and exchange traded grantor trusts.

Asset Class	Target Allocation
Equities	80%
U.S. Large Cap		35%
U.S. Mid Cap		5%
U.S. Small Cap		5%
International Equity		20%
International Small Cap		3%
Emerging Market Equity		7%
Real Estate Investment Trusts		3%
International Real Estate Investment Trusts		2%
Fixed Income	18%
U.S. Fixed Income		10%
High Yield		5%
Treasury Inflation-Protected Securities		3%
Cash/Cash Equivalents	2%

Although the Portfolio will invest new assets and reinvest dividends based on the target allocations at such time, the Portfolio’s allocations could change substantially over time as the Underlying ETFs’ asset values change due to market movements and portfolio management decisions.

The Portfolio currently seeks to achieve capital growth through its investments in Underlying ETFs that invest primarily in equity securities of large U.S. and foreign companies.

The Portfolio currently seeks to reduce portfolio volatility through its investments in Underlying ETFs that invest primarily in domestic investment-grade fixed income securities.

Model allocations are reviewed by SSGA FM at least monthly and will be adjusted as the market and economic outlook changes. Generally, any changes among asset classes will be within a range of plus or minus 5 percentage points per asset class per quarter; however, SSGA FM may at times make larger allocation changes if it believes market conditions warrant a larger change. SSGA FM reserves the right to replace Underlying ETFs or other securities in its asset allocation model at any time, although such changes would generally be the result of a change in the asset allocation with respect to an asset class.

Although the Portfolio currently invests primarily in Underlying ETFs, it may also invest in other types of securities, including open-end investment companies, such as high yield bond funds, and cash equivalents, such as money market funds or repurchase agreements. In addition, SSGA FM may choose to achieve a targeted allocation to cash by entering into repurchase agreements, directly purchasing money market instruments, or purchasing Underlying ETFs that invest in cash securities.

		For additional information about the Portfolio’s investment strategies and the actual allocation percentages of the Portfolio’s investments in the Underlying ETFs as of the end of the prior quarter, please see “Additional Information About the Portfolio’s Investment Strategies” in the Prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

There are direct and indirect risks of investing in the Portfolio. The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Direct risks of investing in the Portfolio include:

Underlying ETF Risk.    The investment performance of a Portfolio that invests all or substantially all of its assets in Underlying ETFs may be adversely affected if the Underlying ETFs are unable to meet their investment objectives or the Portfolio allocates a significant portion of its assets to an Underlying ETF that performs poorly, including relative to other Underlying ETFs. In addition, the Portfolio bears its pro-rata portion of the operating expenses of the Underlying ETFs in which it invests.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon SSGA FM’s analysis of various factors and SSGA FM’s ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio.

The Portfolio may experience losses or poor relative performance if SSGA FM allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as SSGA FM anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Indirect risks of investing in the Portfolio (direct risks of investing in the Underlying ETFs) include:

Market Risk.    An Underlying ETF’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by an Underlying ETF.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style.

Credit and Counterparty Risk.    The value of an Underlying ETF’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by an Underlying ETF fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with an Underlying ETF files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to an Underlying ETF.

Interest Rate Risk.    The value of an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on an Underlying ETF’s investments in fixed income securities may decline when prevailing interest rates fall.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Commodities Risk.    Exposure to the commodities markets may subject an Underlying ETF to greater volatility than investments in traditional securities. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

TIPS and Inflation-Linked Bonds Risk.    The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Repurchase Agreement Risk.    Repurchase agreements are subject to credit and counterparty risk. In the event a counterparty defaults, becomes insolvent or otherwise becomes unable or unwilling to honor its obligation to the Portfolio, the Portfolio may incur delays or restrictions on its ability to dispose of the underlying securities and lose all or a part of the income from the repurchase agreement.

		Portfolio Turnover Risk. The investment techniques and strategies utilized by the Underlying ETFs might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Underlying ETFs’ transaction costs, which can adversely affect the returns on the Portfolio’s investments in those Underlying ETFs.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective September 2, 2008, SSGA FM became the subadviser. Investment performance prior to that date is attributable to the Portfolio’s former subadviser.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class B Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd – 2009	18.61%
Lowest Quarter	4th – 2008	-17.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2014
SSGA Growth ETF Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	727
1 Year	rr_AverageAnnualReturnYear01	5.69%
5 Years	rr_AverageAnnualReturnYear05	10.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
SSGA Growth ETF Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	462
10 Years	rr_ExpenseExampleYear10	1,029
2006	rr_AnnualReturn2006	13.85%
2007	rr_AnnualReturn2007	5.62%
2008	rr_AnnualReturn2008	(32.97%)
2009	rr_AnnualReturn2009	29.10%
2010	rr_AnnualReturn2010	14.15%
2011	rr_AnnualReturn2011	(2.13%)
2012	rr_AnnualReturn2012	15.03%
2013	rr_AnnualReturn2013	18.07%
2014	rr_AnnualReturn2014	5.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.39%)
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2005
SSGA Growth ETF Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.31%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	407
10 Years	rr_ExpenseExampleYear10	909
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	9.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
SSGA Growth ETF Portfolio | MSCI ACWI (All Country World Index) (reflects no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%	[2]

[1]	(Underlying ETF Fees and Expenses)
[2]	Index performance is from 10-3-05.